SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL (Tables)
Summary of Common shares authorized, issued and related contributed capital by controlling shareholders
In Thousands of US Dollars and shares
Description	2021	2020	2019
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding:
Number of common shares	85,546	77,961	71,218
Dollars	$165,061	$151,722	$136,554